Employee Benefit Plans - Sources of Change in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	$ (1,185)	$ (9)	$ (388)
Amortization of (gain) loss included in income	226	215	206
Prior service (cost) credit arising during the period	(19)	13
Amortization of prior service cost (credit) included in income	(2)	(15)	(21)
U.S. (Pension Benefits) [Member]
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	(858)	(70)
Amortization of (gain) loss included in income	185	167
Net change during the period	(673)	97
Prior service (cost) credit arising during the period		(12)
Amortization of prior service cost (credit) included in income	9	10
Net change during the period	9	(2)
Int'l (Pension Benefits) [Member]
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	(307)	75
Amortization of (gain) loss included in income	46	55
Net change during the period	(261)	130
Prior service (cost) credit arising during the period	53	(1)
Amortization of prior service cost (credit) included in income		2
Net change during the period	53	1
Other Benefits [Member]
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	(20)	(14)
Amortization of (gain) loss included in income	(5)	(7)
Net change during the period	(25)	(21)
Prior service (cost) credit arising during the period	(34)
Amortization of prior service cost (credit) included in income	(7)	3
Net change during the period	$ (41)	$ 3